Balance Sheet Components	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
3.	Balance Sheet Components

Property and Equipment

Property and equipment consisted of the following (in thousands):

	June 30, 2016	December 31, 2015
	(Unaudited)
Prototype	$6,346	$6,492
Machinery and equipment	6,056	7,128
Leasehold improvements	4,621	1,532
Furniture and fixtures	363	350
Software	954	832
Construction in progress	5,373	1,851

Property and equipment, gross	23,713	18,185
Less: accumulated depreciation and amortization	(11,475)	(10,879)

Property and equipment, net	$12,238	$7,306

Depreciation and amortization expense related to property and equipment were $764 thousand and $508 thousand during the six months ended June 30, 2016 and 2015, respectively.

Intangible Assets

Intangible assets consisted of the following (in thousands):

	June 30, 2016	December 31, 2015
	(Unaudited)
License cost	$512	$500
Patents	104	104

Intangible assets, gross	$616	$604
Accumulated amortization	(496)	(404)

Intangible assets, net	$120	$200

Intangible amortization expense were $92 thousand and $83 thousand during the six months ended June 30, 2016 and 2015, respectively. Amortization of intangible assets were recorded in general and administrative expenses in the condensed consolidated statements of operations.

At June 30, 2016, the estimated future amortization expense of purchased intangible assets was as follows (in thousands):

Year Ending December 31,	Estimated Future Amortization Expense
(Unaudited)
The remainder of 2016	$23
2017	19
2018	19
2019	19
2020	19
2021	11
Thereafter	10

Total amortization expense	$120

Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	June 30, 2016	December 31, 2015
	(Unaudited)
Accrued payroll and related benefits	$2,883	$1,938
Accrued accounts payable	1,138	1,880
Sales tax and medical device excise tax payable	151	219
Accrued legal, accounting and governance fees	537	857
Other	445	519

Total accrued liabilities	$5,154	$5,413

Deferred Revenue

Deferred revenue consisted of the following (in thousands):

	June 30, 2016	December 31, 2015
	(Unaudited)
Deferred revenue:
Product	$7,900	$5,050
Services	1,046	911

Total deferred revenue	8,946	5,961
Less: current portion of deferred revenue	(8,644)	(5,616)

Noncurrent portion of deferred revenue	$302	$345

4.	Balance Sheet Components

Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31
	2015	2014
Prototype	$6,492	$6,342
Machine and equipment	7,128	4,214
Leasehold improvements	1,532	1,270
Furniture and fixtures	350	263
Software	832	647
Construction in progress	1,851	—

Property and equipment, gross	18,185	12,736
Less: accumulated depreciation and amortization	(10,879)	(9,805)

Property and equipment, net	$7,306	$2,931

Depreciation and amortization expense related to property and equipment was $1.1 million, $853 thousand and $1.1 million during the years ended December 31, 2015, 2014 and 2013, respectively.

Intangible Assets

Intangible assets consisted of the following (in thousands):

	December 31
	2015	2014
License cost	$500	$500
Patents	104	—

Intangible assets, gross	$604	$500
Accumulated amortization	(404)	(236)

Intangible assets, net	$200	$264

Intangible amortization expense was $168 thousand, $167 thousand and $69 thousand during the years ended December 31, 2015, 2014 and 2013, respectively, which were recorded in general and administrative expenses in the consolidated statements of operations.

At December 31, 2015, the estimated future amortization expense of purchased intangible assets was as follows (in thousands):

Year Ended December 31,	Estimated Future Amortization Expense
2016	$115
2017	18
2018	18
2019	18
2020	18
Thereafter	13

Total amortization expense	$200

Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	December 31
	2015	2014
Accrued payroll and related benefits	$1,938	$1,652
Accrued accounts payable	1,880	143
Sales tax and medical device excise tax payable	219	499
Accrued legal and accounting	857	901
Accrued interest	—	142
Other	519	296

Total accrued liabilities	$5,413	$3,633

Deferred Revenue

Deferred revenue consisted of the following (in thousands):

	December 31
	2015	2014
Deferred revenue:
Product	$5,050	$6,919
Services	911	442

Total deferred revenue	5,961	7,361
Less: current portion of deferred revenue	(5,616)	(7,361)

Noncurrent portion of deferred revenue	$345	$—